Summary of Significant Accounting Policies - Schedule of Investments (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Summary Of Significant Accounting Policies [Abstract]
Equity method investments	¥ 96,622		¥ 81,000
Non-marketable equity investments	856,211		86,501
Investments	¥ 952,833	$ 136,866	¥ 167,501